Employee benefits (Details 10) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 348	₨ 291	₨ 271
Fair value of plan assets	(331)	(248)	₨ (215)
Net defined benefit liability recognized	₨ 17	₨ 43